RISK MANAGEMENT - Credit risk model scenario tables (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Loan allowance	$ 10,905,171	$ 8,185,797
Scenario A
Disclosure of financial assets [line items]
Gross Exposure	206,447,165	182,128,114
Loan allowance	10,781,219	8,060,699
Scenario B
Disclosure of financial assets [line items]
Gross Exposure	206,447,165	182,128,114
Loan allowance	10,907,695	8,163,075
Scenario C
Disclosure of financial assets [line items]
Gross Exposure	206,447,165	182,128,114
Loan allowance	$ 11,103,685	$ 8,311,060
Colombia | Scenario A
Disclosure of financial assets [line items]
Inflation	2.26%	2.46%
Real/Nominal interest rate	1.75%	3.50%
GDP growth	3.89%	2.17%
House prices	(2.10%)	(2.33%)
Unemployment rate	16.31%	11.12%
Colombia | Scenario B
Disclosure of financial assets [line items]
Inflation	2.69%	3.38%
Real/Nominal interest rate	2.25%	4.25%
GDP growth	4.86%	3.22%
House prices	0.96%	1.42%
Unemployment rate	14.43%	10.22%
Colombia | Scenario C
Disclosure of financial assets [line items]
Inflation	3.08%	4.07%
Real/Nominal interest rate	2.75%	5.25%
GDP growth	5.85%	4.19%
House prices	3.27%	5.53%
Unemployment rate	12.90%	9.30%
Guatemala | Scenario A
Disclosure of financial assets [line items]
Inflation	5.31%	3.72%
Real/Nominal interest rate	0.04%	0.26%
GDP growth	1.67%	2.15%
Devaluation	1.16%	1.54%
Guatemala | Scenario B
Disclosure of financial assets [line items]
Inflation	3.28%	3.53%
Real/Nominal interest rate	(0.27%)	(0.03%)
GDP growth	4.20%	3.19%
Devaluation	(0.25%)	(0.46%)
Guatemala | Scenario C
Disclosure of financial assets [line items]
Inflation	2.52%	3.26%
Real/Nominal interest rate	(0.50%)	(0.30%)
GDP growth	5.84%	3.71%
Devaluation	(1.79%)	(0.95%)
Honduras | Scenario A
Disclosure of financial assets [line items]
Inflation	3.34%	5.07%
Real/Nominal interest rate	0.20%	(0.30%)
GDP growth	2.03%	1.98%
Devaluation	1.91%	4.50%
Honduras | Scenario B
Disclosure of financial assets [line items]
Inflation	3.57%	4.61%
Real/Nominal interest rate	(0.21%)	(1.45%)
GDP growth	3.94%	2.95%
Devaluation	0.92%	3.34%
Honduras | Scenario C
Disclosure of financial assets [line items]
Inflation	2.54%	3.34%
Real/Nominal interest rate	(0.50%)	(3.25%)
GDP growth	4.71%	4.04%
Devaluation	(0.55%)	0.72%
El Salvador | Scenario A
Disclosure of financial assets [line items]
Inflation	1.22%	2.11%
Real/Nominal interest rate	1.10%	0.34%
GDP growth	1.96%	1.84%
El Salvador | Scenario B
Disclosure of financial assets [line items]
Inflation	0.23%	0.97%
Real/Nominal interest rate	0.40%	0.03%
GDP growth	3.60%	2.40%
El Salvador | Scenario C
Disclosure of financial assets [line items]
Inflation	(0.23%)	0.00%
Real/Nominal interest rate	(0.08%)	(0.07%)
GDP growth	4.69%	2.80%
Nicaragua | Scenario A
Disclosure of financial assets [line items]
Inflation	3.67%	8.92%
Real/Nominal interest rate	1.05%	4.93%
GDP growth	(2.28%)	(5.61%)
Nicaragua | Scenario B
Disclosure of financial assets [line items]
Inflation	2.78%	6.58%
Real/Nominal interest rate	0.11%	1.70%
GDP growth	0.14%	(3.08%)
Nicaragua | Scenario C
Disclosure of financial assets [line items]
Inflation	2.49%	3.34%
Real/Nominal interest rate	(1.38%)	(0.99%)
GDP growth	2.12%	(1.26%)
Costa Rica | Scenario A
Disclosure of financial assets [line items]
Inflation	2.22%	4.04%
Real/Nominal interest rate	2.28%	(0.99%)
GDP growth	0.93%	1.76%
Devaluation	5.22%	3.39%
Costa Rica | Scenario B
Disclosure of financial assets [line items]
Inflation	0.98%	1.91%
Real/Nominal interest rate	1.82%	(1.58%)
GDP growth	2.98%	2.59%
Devaluation	3.67%	0.22%
Costa Rica | Scenario C
Disclosure of financial assets [line items]
Inflation	0.75%	1.76%
Real/Nominal interest rate	(0.01%)	(1.81%)
GDP growth	4.27%	3.03%
Devaluation	2.19%	(1.07%)
Panama | Scenario A
Disclosure of financial assets [line items]
Inflation	1.89%	1.71%
Real/Nominal interest rate	0.21%	0.56%
GDP growth	2.37%	2.97%
Panama | Scenario B
Disclosure of financial assets [line items]
Inflation	0.23%	0.77%
Real/Nominal interest rate	0.02%	0.08%
GDP growth	4.04%	3.83%
Panama | Scenario C
Disclosure of financial assets [line items]
Inflation	(0.29%)	0.54%
Real/Nominal interest rate	(0.13%)	(0.35%)
GDP growth	6.34%	4.89%
Commercial lending portfolio
Disclosure of financial assets [line items]
Loan allowance	$ 5,280,406	$ 4,188,388
Commercial lending portfolio | Scenario A
Disclosure of financial assets [line items]
Gross Exposure	110,986,938	98,936,699
Loan allowance	$ 5,247,205	$ 4,132,915
Proportion of Assets in Stage 2	8.60%	4.20%
Commercial lending portfolio | Scenario B
Disclosure of financial assets [line items]
Gross Exposure	$ 110,986,938	$ 98,936,699
Loan allowance	$ 5,270,163	$ 4,185,268
Proportion of Assets in Stage 2	8.80%	4.30%
Commercial lending portfolio | Scenario C
Disclosure of financial assets [line items]
Gross Exposure	$ 110,986,938	$ 98,936,699
Loan allowance	$ 5,321,111	$ 4,268,397
Proportion of Assets in Stage 2	9.00%	4.30%
Interbank and overnight funds
Disclosure of financial assets [line items]
Loan allowance	$ 851	$ 986
Interbank and overnight funds | Scenario A
Disclosure of financial assets [line items]
Gross Exposure	4,693,678	2,718,961
Loan allowance	3,251	986
Interbank and overnight funds | Scenario B
Disclosure of financial assets [line items]
Gross Exposure	4,693,678	2,718,961
Loan allowance	3,345	986
Interbank and overnight funds | Scenario C
Disclosure of financial assets [line items]
Gross Exposure	4,693,678	2,718,961
Loan allowance	3,460	986
Loans to consumers
Disclosure of financial assets [line items]
Loan allowance	4,938,971	3,555,040
Loans to consumers | Scenario A
Disclosure of financial assets [line items]
Gross Exposure	65,835,457	59,840,451
Loan allowance	$ 4,884,759	$ 3,497,424
Proportion of Assets in Stage 2	17.90%	9.00%
Loans to consumers | Scenario B
Disclosure of financial assets [line items]
Gross Exposure	$ 65,835,457	$ 59,840,451
Loan allowance	$ 4,958,046	$ 3,540,681
Proportion of Assets in Stage 2	18.10%	9.20%
Loans to consumers | Scenario C
Disclosure of financial assets [line items]
Gross Exposure	$ 65,835,457	$ 59,840,451
Loan allowance	$ 5,072,691	$ 3,593,770
Proportion of Assets in Stage 2	18.70%	9.40%
Mortgages
Disclosure of financial assets [line items]
Loan allowance	$ 560,904	$ 351,558
Mortgages | Scenario A
Disclosure of financial assets [line items]
Gross Exposure	24,558,771	20,221,683
Loan allowance	$ 519,443	$ 340,913
Proportion of Assets in Stage 2	20.20%	7.40%
Mortgages | Scenario B
Disclosure of financial assets [line items]
Gross Exposure	$ 24,558,771	$ 20,221,683
Loan allowance	$ 552,532	$ 346,420
Proportion of Assets in Stage 2	20.60%	7.90%
Mortgages | Scenario C
Disclosure of financial assets [line items]
Gross Exposure	$ 24,558,771	$ 20,221,683
Loan allowance	$ 584,010	$ 356,836
Proportion of Assets in Stage 2	21.20%	8.30%
Microcredit
Disclosure of financial assets [line items]
Loan allowance	$ 124,039	$ 89,825
Microcredit | Scenario A
Disclosure of financial assets [line items]
Gross Exposure	372,321	410,320
Loan allowance	$ 126,561	$ 88,461
Proportion of Assets in Stage 2	8.20%	6.80%
Microcredit | Scenario B
Disclosure of financial assets [line items]
Gross Exposure	$ 372,321	$ 410,320
Loan allowance	$ 123,609	$ 89,720
Proportion of Assets in Stage 2	8.20%	6.80%
Microcredit | Scenario C
Disclosure of financial assets [line items]
Gross Exposure	$ 372,321	$ 410,320
Loan allowance	$ 122,413	$ 91,071
Proportion of Assets in Stage 2	8.20%	6.80%